Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Raw materials	57,419	62,462	9,802
Work in progress	1,929	17,134	2,689
Finished goods	19,918	27,168	4,263

Inventories, total	79,266	106,764	16,754
Inventories provision	(32,172)	(28,689)	(4,502)

	47,094	78,075	12,252